Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block]	6 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block]

9.    REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWINGS

The following tables present gross obligations for payables under repurchase agreements, payables under securities lending transactions and obligations to return securities received as collateral by remaining contractual maturity and class of collateral pledged at March 31, 2017 and September 30, 2017. Potential risks associated with these arrangements primarily relate to market and liquidity risks. To manage risks associated with market exposure, the MUFG Group generally revalues the collateral underlying its repurchase agreements and securities lending transactions on a daily basis and monitors the value of the underlying securities, consisting of primarily high-quality securities such as Japanese national government and Japanese government agency bonds, and foreign governments and official institutions bonds. In the event the market value of such securities falls below the related agreements at contract amounts plus accrued interest, the MUFG Group may be required to deposit additional collateral when appropriate. To address liquidity risks, the MUFG Group conducts stress tests to ensure the adequate level of liquidity is maintained in the event of a decline in the fair value of any collateral pledged.

	March 31, 2017
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,309	¥13,455	¥3,083	¥1,702	¥20,549
Payables under securities lending transactions	1,811	1,970	1,768	—	5,549
Obligations to return securities received as collateral	3,329	102	85	—	3,516

Total	¥7,449	¥15,527	¥4,936	¥1,702	¥29,614

	September 30, 2017
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,436	¥13,967	¥3,320	¥2,334	¥22,057
Payables under securities lending transactions	1,539	1,774	1,477	—	4,790
Obligations to return securities received as collateral	2,468	43	189	—	2,700

Total	¥6,443	¥15,784	¥4,986	¥2,334	¥29,547

Secured borrowing by the class of collateral pledged at March 31, 2017 and September 30, 2017 was as follows:

	March 31, 2017
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,975	¥5,030	¥2,020	¥10,025
Foreign governments and official institutions bonds	13,195	—	1,101	14,296
Corporate bonds	636	1	117	754
Residential mortgage-backed securities	3,401	—	—	3,401
Other debt securities	205	—	3	208
Marketable equity securities	104	518	275	897
Others	33	—	—	33

Total	¥20,549	¥5,549	¥3,516	¥29,614

	September 30, 2017
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,244	¥4,014	¥860	¥7,118
Foreign governments and official institutions bonds	15,347	—	1,287	16,634
Corporate bonds	430	2	131	563
Residential mortgage-backed securities	3,840	—	—	3,840
Other debt securities	123	—	4	127
Marketable equity securities	37	774	418	1,229
Others	36	—	—	36

Total	¥22,057	¥4,790	¥2,700	¥29,547